Loans and allowance for credit losses - Amortized Cost, Related Allowance and Interest Income of Non-accrual Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Past Due [Line Items]
Beginning of period non-accrual amortized cost		$ 25,282
Non-accrual with no related allowance	$ 32,661
Non-accrual with related allowance	18,099
Related allowance	2,550
Year to date Interest Income	816
Commercial and industrial
Financing Receivable, Past Due [Line Items]
Beginning of period non-accrual amortized cost		5,586
Non-accrual with no related allowance	13,960
Non-accrual with related allowance	2,045
Related allowance	383
Year to date Interest Income	325
Construction
Financing Receivable, Past Due [Line Items]
Beginning of period non-accrual amortized cost		1,254
Non-accrual with no related allowance	3,061
Non-accrual with related allowance	992
Related allowance	131
Year to date Interest Income	69
Residential real estate | 1-to-4 family mortgage
Financing Receivable, Past Due [Line Items]
Beginning of period non-accrual amortized cost		4,585
Non-accrual with no related allowance	3,048
Non-accrual with related allowance	2,875
Related allowance	84
Year to date Interest Income	22
Residential real estate | Residential line of credit
Financing Receivable, Past Due [Line Items]
Beginning of period non-accrual amortized cost		489
Non-accrual with no related allowance	854
Non-accrual with related allowance	903
Related allowance	31
Year to date Interest Income	72
Commercial real estate | Owner occupied
Financing Receivable, Past Due [Line Items]
Beginning of period non-accrual amortized cost		2,285
Non-accrual with no related allowance	7,172
Non-accrual with related allowance	776
Related allowance	63
Year to date Interest Income	89
Commercial real estate | Non-owner occupied
Financing Receivable, Past Due [Line Items]
Beginning of period non-accrual amortized cost		9,460
Non-accrual with no related allowance	4,566
Non-accrual with related allowance	7,905
Related allowance	1,711
Year to date Interest Income	215
Consumer and other
Financing Receivable, Past Due [Line Items]
Beginning of period non-accrual amortized cost		$ 1,623
Non-accrual with no related allowance	0
Non-accrual with related allowance	2,603
Related allowance	147
Year to date Interest Income	$ 24